Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - CNY (¥)	Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash	¥ 53,949
Prepaid expenses and other current assets	101,918,473
Due from related parties	1,500,000
Total current assets	103,472,422
Non-current assets
Investments in subsidiaries		45,921,022
Total non-current assets		45,921,022
TOTAL ASSETS	103,472,422	45,921,022
Shareholders’ equity
Subscription receivable	(725)	(725)
Additional paid-in capital	244,260,303	185,821,560
Accumulated deficit	(140,790,402)	(139,900,813)
Total shareholders’ equity	103,472,422	45,921,022
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	103,472,422	45,921,022
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	3,152	906
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	¥ 94	¥ 94